CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS)
Revenue	$ 333,342	$ 394,661	$ 186,387
Cost of revenue	(250,090)	(153,255)	(209,564)
Gross profit / (loss)	83,252	241,406	(23,177)
Selling expenses	(11,683)	(8,448)	(5,567)
General and administrative expenses	(93,453)	(89,735)	(20,268)
Research and development expenses	(35,430)	(29,501)	(9,790)
Other operating income / (expenses)	(3,628)	14,625	(2,045)
Other net gain / (loss)	357	2,483	(2,560)
Profit / (loss) from operations	(60,585)	130,830	(63,407)
Finance income / (expenses)	(4,181)	59	(380)
Profit / (loss) before taxation	(64,766)	130,889	(63,787)
Income tax benefit / (expenses)	4,400	(48,246)	7,961
Profit / (loss) for the year	(60,366)	82,643	(55,826)
Profit / (loss) for the year	(60,366)	82,643	(55,826)
Exchange differences on translation of financial statements	(22)	(195)	905
Other comprehensive income / (loss) for the year, net of tax	(22)	(195)	905
Total comprehensive income / (loss) for the year	$ (60,388)	$ 82,448	$ (54,921)
Earnings / (loss) per share
Basic earnings / (loss) per share	$ 0.00	$ 0.01	$ 0.00
Diluted earnings / (loss) per share	$ 0.00	$ 0.01	$ 0.00
Weighted average number of shares outstanding (thousand shares)
Weighted average number of ordinary shares outstanding	12,662,126	12,662,126	12,662,126
Diluted	12,662,126	12,977,177	12,662,126